CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 270,035	$ 73,170
Mutual funds investment [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	1,798	8,699
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 268,237	$ 64,471